Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Share capital	Share purchase warrants	Contributed surplus	Deficit	Accumulated other comprehensive loss	Total
Balance-beginning of period at Dec. 31, 2016	$ 1,295,235	$ 0	$ 60,612	$ (1,124,523)	$ 278	$ 231,602
Shares issued-net of issue costs	18,871					18,871
Flow-through share premium	(3,835)					(3,835)
Shares issued on acquisition of additional Wheeler River property interest (note 13)	0					0
Share options exercised-cash	90					90
Share options exercised-non cash	112		(112)			0
Warrants issued in connection with APG Arrangement (note 14)		435				435
Stock-based compensation expense			1,299			1,299
Net loss				(19,563)		(19,563)
Foreign currency translation					862	862
Balance-end of period at Dec. 31, 2017	1,310,473	435	61,799	(1,144,086)	1,140	229,761
Shares issued-net of issue costs	4,549					4,549
Flow-through share premium	(1,337)					(1,337)
Shares issued on acquisition of additional Wheeler River property interest (note 13)	17,529					17,529
Share options exercised-cash	0					0
Share options exercised-non cash	0		0			0
Warrants issued in connection with APG Arrangement (note 14)		0				0
Stock-based compensation expense			1,835			1,835
Net loss				(30,077)		(30,077)
Foreign currency translation					(13)	(13)
Balance-end of period at Dec. 31, 2018	$ 1,331,214	$ 435	$ 63,634	$ (1,174,163)	$ 1,127	$ 222,247